FAIR VALUE MEASUREMENTS - Investor Note Bifurcated Derivative and PIPE Forward Contract (Details)			1 Months Ended	9 Months Ended	12 Months Ended
	May 05, 2023	Oct. 06, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free interest rate	5.12%	4.00%	4.76%	5.53%
Expected term (years)	4 months 17 days	7 months 9 days	4 months 13 days	3 months
Probability of completing a business combination		90.00%	95.00%
PIPE Forward Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free interest rate					4.76%
Expected term (years)					4 months 13 days
Probability of completing a business combination					95.00%
Probability of completing a business combination by September 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of completing a business combination	75.00%			20.00%
Probability of completing a business combination by December 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of completing a business combination				80.00%
Probability of completing a business combination by August 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of completing a business combination	25.00%